Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 2,247	[1]	$ 2,271	$ 2,337
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	805		(752)	(1,510)
Net gains (losses) on hedges of net investments in foreign operations	(184)		(54)	670
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	7		(3)	(9)
Net gains (losses) on hedges of net investments in foreign operations	(48)		(14)	179
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	662		(789)	(1,010)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	443		(156)	(305)
Reclassification of net (gains) losses to net income	(371)		97	177
Income tax expense (benefit):
Net gains (losses) in fair value	125		(38)	(70)
Reclassification of net (gains) losses to net income	(110)		27	50
Other comprehensive income net of tax available for sale financial assets net of tax	57		(48)	(108)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	721		(858)	201
Reclassification of net (gains) losses to net income	(374)		721	(295)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	191		(223)	55
Reclassification of net (gains) losses to net income	(101)		189	(79)
Other comprehensive income net of tax cash flow hedges	257		(103)	(70)
Other comprehensive income (loss) from investments in associates	19		26	13
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(460)		129	84
Income tax expense (benefit)	(119)		38	25
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(341)		91	59
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	31		(24)	99
Income tax expense (benefit)	8		(6)	15
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	23		(18)	84
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	30		(46)	(7)
Income tax expense (benefit)	8		(13)	(2)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	22		(33)	(5)
Other comprehensive income (loss) from investments in associates	(3)			(4)
Other comprehensive income (loss)	696		(874)	(1,041)
Comprehensive income	2,943		1,397	1,296
Comprehensive income attributable to non-controlling interests	212		(71)	57
Comprehensive income attributable to equity holders of the Bank	2,731		1,468	1,239
Preferred shareholders and other equity instrument holders	29		65	30
Common shareholders	$ 2,702		$ 1,403	$ 1,209

[1]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).